Quarterly Holdings Report
for
Fidelity® Japan Smaller Companies Fund
July 31, 2024
JSC-NPRT3-0924
1.804823.120
Common Stocks - 99.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.5%
Entertainment - 1.5%
Capcom Co. Ltd.	298,400	6,378,137
CONSUMER DISCRETIONARY - 13.0%
Automobiles - 2.9%
Subaru Corp.	278,200	5,348,812
Suzuki Motor Corp.	624,700	7,179,167
		12,527,979
Broadline Retail - 1.8%
Pan Pacific International Holdings Ltd.	295,300	7,768,615
Distributors - 1.0%
Central Automotive Products Ltd.	127,000	4,226,127
Hotels, Restaurants & Leisure - 1.4%
Koshidaka Holdings Co. Ltd. (a)	927,800	6,267,705
Leisure Products - 1.2%
Roland Corp.	88,900	2,320,343
YONEX Co. Ltd.	212,400	3,124,926
		5,445,269
Specialty Retail - 3.8%
ABC-MART, Inc.	126,700	2,492,896
Fast Retailing Co. Ltd.	22,100	6,091,841
Fuji Corp.	548,200	7,736,022
		16,320,759
Textiles, Apparel & Luxury Goods - 0.9%
Fujibo Holdings, Inc.	109,000	3,776,309
TOTAL CONSUMER DISCRETIONARY		56,332,763
CONSUMER STAPLES - 7.5%
Beverages - 1.8%
Asahi Group Holdings	205,100	7,550,388
Consumer Staples Distribution & Retail - 0.7%
Kato Sangyo	110,500	3,164,414
Food Products - 4.1%
Ajinomoto Co., Inc.	156,600	6,449,614
Kotobuki Spirits Co. Ltd.	498,400	6,414,440
Toyo Suisan Kaisha Ltd.	71,400	4,882,968
		17,747,022
Personal Care Products - 0.9%
Rohto Pharmaceutical Co. Ltd.	169,100	3,990,311
TOTAL CONSUMER STAPLES		32,452,135
ENERGY - 4.3%
Oil, Gas & Consumable Fuels - 4.3%
ENEOS Holdings, Inc.	1,175,900	6,161,176
INPEX Corp. (a)	817,200	12,618,790
		18,779,966
FINANCIALS - 11.6%
Banks - 4.2%
Chiba Bank Ltd.	739,100	6,923,501
Hokuhoku Financial Group, Inc.	274,200	3,906,945
Kyoto Financial Group, Inc.	395,800	7,503,568
		18,334,014
Consumer Finance - 1.4%
Credit Saison Co. Ltd.	258,900	6,001,100
Financial Services - 0.7%
Zenkoku Hosho Co. Ltd.	73,400	3,052,025
Insurance - 5.3%
Lifenet Insurance Co. (a)(b)	244,100	2,770,068
Sompo Holdings, Inc.	351,300	8,010,314
T&D Holdings, Inc.	401,100	7,518,918
Tokio Marine Holdings, Inc.	124,900	4,900,219
		23,199,519
TOTAL FINANCIALS		50,586,658
HEALTH CARE - 2.1%
Health Care Providers & Services - 0.9%
As One Corp.	184,200	3,990,047
Pharmaceuticals - 1.2%
Santen Pharmaceutical Co. Ltd.	437,000	5,274,163
TOTAL HEALTH CARE		9,264,210
INDUSTRIALS - 23.9%
Air Freight & Logistics - 0.0%
AZ-Com Maruwa Holdings, Inc.	3,800	32,976
Electrical Equipment - 3.5%
Fuji Electric Co. Ltd.	105,000	5,905,924
SWCC Showa Holdings Co. Ltd.	311,900	9,462,872
		15,368,796
Ground Transportation - 1.6%
Kyushu Railway Co.	265,100	7,113,928
Machinery - 6.5%
CKD Corp.	226,500	4,573,696
IHI Corp.	172,800	6,303,853
Minebea Mitsumi, Inc.	215,700	5,188,519
Mitsubishi Heavy Industries Ltd.	1,022,100	12,250,977
		28,317,045
Marine Transportation - 1.0%
Nippon Concept Corp.	363,300	4,217,341
Professional Services - 4.8%
Funai Soken Holdings, Inc.	262,780	3,855,615
Open Up Group, Inc.	339,300	4,928,519
TKC Corp.	186,000	4,438,770
Visional, Inc. (b)	141,700	7,453,663
		20,676,567
Trading Companies & Distributors - 5.1%
Hanwa Co. Ltd.	129,850	5,053,406
Inaba Denki Sangyo Co. Ltd.	165,200	4,366,957
Itochu Corp.	87,800	4,502,688
Mitani Shoji Co. Ltd.	364,300	4,027,107
Senshu Electric Co. Ltd.	124,800	4,282,047
		22,232,205
Transportation Infrastructure - 1.4%
Kamigumi Co. Ltd.	254,500	5,844,131
TOTAL INDUSTRIALS		103,802,989
INFORMATION TECHNOLOGY - 20.1%
Electronic Equipment, Instruments & Components - 8.9%
Amano Corp.	299,500	7,627,199
Azbil Corp.	151,400	4,434,720
Dexerials Corp.	125,800	6,154,589
Ibiden Co. Ltd.	104,000	4,056,420
Maruwa Ceramic Co. Ltd.	35,600	9,648,276
Riken Keiki Co. Ltd.	127,400	3,775,949
Shibaura Electronics Co. Ltd.	153,200	3,078,215
		38,775,368
IT Services - 4.3%
Argo Graphics, Inc.	260,100	8,889,637
Net One Systems Co. Ltd.	200,200	4,045,295
NSD Co. Ltd.	283,600	5,868,696
		18,803,628
Semiconductors & Semiconductor Equipment - 3.9%
Renesas Electronics Corp.	597,300	10,287,819
Sumco Corp. (a)	395,157	6,496,536
		16,784,355
Software - 2.1%
Money Forward, Inc. (b)	271,550	8,969,189
Technology Hardware, Storage & Peripherals - 0.9%
FUJIFILM Holdings Corp.	174,700	4,153,656
TOTAL INFORMATION TECHNOLOGY		87,486,196
MATERIALS - 11.0%
Chemicals - 6.4%
C. Uyemura & Co. Ltd.	94,600	6,864,270
Kuraray Co. Ltd.	306,700	3,750,647
NOF Corp.	367,200	5,290,886
Osaka Soda Co. Ltd.	84,400	5,605,821
Resonac Holdings Corp.	115,300	2,862,404
Tokyo Ohka Kogyo Co. Ltd.	138,600	3,612,917
		27,986,945
Construction Materials - 1.0%
Maeda Kosen Co. Ltd.	380,000	4,175,295
Metals & Mining - 3.6%
Dowa Holdings Co. Ltd.	146,700	5,383,915
Yamato Kogyo Co. Ltd.	195,100	10,396,738
		15,780,653
TOTAL MATERIALS		47,942,893
REAL ESTATE - 0.7%
Real Estate Management & Development - 0.7%
Relo Group, Inc.	254,215	3,035,884
UTILITIES - 3.3%
Electric Utilities - 2.2%
Kansai Electric Power Co., Inc.	549,100	9,398,284
Gas Utilities - 1.1%
Nippon Gas Co. Ltd.	301,300	4,725,505
TOTAL UTILITIES		14,123,789
TOTAL COMMON STOCKS (Cost $301,857,106)		430,185,620

Money Market Funds - 1.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	548,469	548,579
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	5,820,010	5,820,592
TOTAL MONEY MARKET FUNDS (Cost $6,369,171)		6,369,171

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $308,226,277)	436,554,791
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(1,902,468)
NET ASSETS - 100.0%	434,652,323

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	163,542	21,290,091	20,905,048	14,174	(6)	-	548,579	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	13,158,092	171,509,081	178,846,581	57,224	-	-	5,820,592	0.0%
Total	13,321,634	192,799,172	199,751,629	71,398	(6)	-	6,369,171

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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